Vanguard® Energy Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Coal & Consumable Fuels (0.3%)
[1]	Arch Resources Inc.	89,749	13,717
*	Peabody Energy Corp.	563,385	13,301
*	Centrus Energy Corp. Class A	69,904	1,789
*	Uranium Energy Corp.	398,338	1,522
	Enviva Inc.	18,727	1,458
*	CONSOL Energy Inc.	26,274	1,355
			33,142
Integrated Oil & Gas (40.1%)
	Exxon Mobil Corp.	23,326,464	2,239,341
	Chevron Corp.	10,609,718	1,853,093
	Occidental Petroleum Corp.	5,230,029	362,493
			4,454,927
Oil & Gas Drilling (0.9%)
	Helmerich & Payne Inc.	617,573	31,095
	Patterson-UTI Energy Inc.	1,236,566	23,594
*	Transocean Ltd. (XNYS)	3,615,634	14,896
*	Noble Corp.	271,258	9,841
*	Valaris Ltd.	158,216	9,406
*	Nabors Industries Ltd. (XNYS)	45,125	7,526
*,1	Nabors Industries Ltd. Warrants Exp. 6/11/26	26,520	1,392
			97,750
Oil & Gas Equipment & Services (8.5%)
	Schlumberger NV	7,847,389	360,666
	Halliburton Co.	5,015,023	203,109
	Baker Hughes Co. Class A	4,633,471	166,712
	NOV Inc.	2,211,333	44,227
	ChampionX Corp.	1,152,181	26,811
*	TechnipFMC plc	2,462,473	20,291
	Cactus Inc. Class A	339,143	17,778
*	Weatherford International plc	405,721	13,730
*	NexTier Oilfield Solutions Inc.	1,079,547	11,767
*	Liberty Energy Inc. Class A	590,000	9,599
*	US Silica Holdings Inc.	461,820	8,165
	Archrock Inc.	787,663	7,900
	Core Laboratories NV	276,781	7,800
*	Oceaneering International Inc.	591,998	7,530
*	Dril-Quip Inc.	216,891	6,819
*	ProPetro Holding Corp.	472,779	6,170
*	Tidewater Inc.	241,780	6,153
*	Expro Group Holdings NV	429,117	5,866
*	Helix Energy Solutions Group Inc.	915,368	4,247

		Shares	Market Value ($000)
*	RPC Inc.	425,201	3,980
*	DMC Global Inc.	117,418	3,249
*	Bristow Group Inc.	46,595	1,481
			944,050
Oil & Gas Exploration & Production (30.9%)
	ConocoPhillips	7,097,498	797,475
	EOG Resources Inc.	3,272,923	448,259
	Pioneer Natural Resources Co.	1,297,840	360,722
	Devon Energy Corp.	3,602,070	269,795
	Hess Corp.	1,262,451	155,370
	Coterra Energy Inc.	4,339,247	148,966
	Diamondback Energy Inc.	965,327	146,749
	Marathon Oil Corp.	4,393,001	138,072
	APA Corp.	2,106,374	99,021
	EQT Corp.	1,815,705	86,645
	Ovintiv Inc. (XNYS)	1,470,573	82,337
*	Antero Resources Corp.	1,602,694	68,723
	Texas Pacific Land Corp.	35,104	54,972
*	Range Resources Corp.	1,403,145	47,637
	PDC Energy Inc.	552,528	43,727
	Chesapeake Energy Corp.	432,620	42,129
	Matador Resources Co.	666,771	40,606
	Murphy Oil Corp.	878,186	37,253
*	Southwestern Energy Co.	3,773,245	34,412
	SM Energy Co.	659,070	31,813
	Continental Resources Inc.	417,701	28,433
*	CNX Resources Corp.	1,215,332	26,397
	Magnolia Oil & Gas Corp. Class A	837,273	23,117
	Civitas Resources Inc.	294,768	22,506
*	Denbury Inc.	287,468	21,025
*	Kosmos Energy Ltd.	2,639,548	20,430
	Whiting Petroleum Corp.	225,855	19,979
	Oasis Petroleum Inc.	114,085	18,109
*	Callon Petroleum Co.	257,674	15,064
	Northern Oil and Gas Inc.	358,734	11,727
	Viper Energy Partners LP	349,293	11,722
*	Tellurian Inc.	2,327,355	11,101
	California Resources Corp.	236,448	10,326
*	Comstock Resources Inc.	523,221	10,098
*	Centennial Resource Development Inc. Class A	1,091,692	8,668
	Brigham Minerals Inc. Class A	275,045	8,337
*	Gulfport Energy Corp.	76,877	7,438
*	W&T Offshore Inc.	665,345	4,478
*	Talos Energy Inc.	199,423	4,308
	Berry Corp.	365,562	4,069
	Kimbell Royalty Partners LP	202,101	3,832
*	Ranger Oil Corp. Class A	40,859	1,749
			3,427,596
Oil & Gas Refining & Marketing (9.6%)
	Marathon Petroleum Corp.	3,528,697	359,186
	Valero Energy Corp.	2,289,516	296,721
	Phillips 66	2,686,469	270,823
	HF Sinclair Corp.	875,860	43,005
*	PBF Energy Inc. Class A	563,710	18,715
*	Renewable Energy Group Inc.	294,401	18,050
*	Delek US Holdings Inc.	399,549	11,651
*	Green Plains Inc.	316,811	10,322

		Shares	Market Value ($000)
	World Fuel Services Corp.	369,981	9,172
	CVR Energy Inc.	191,813	6,604
*	Clean Energy Fuels Corp.	1,008,494	5,577
*,1	Gevo Inc.	1,265,942	5,317
*	Par Pacific Holdings Inc.	284,921	4,673
*	REX American Resources Corp.	35,783	3,109
*	Archaea Energy Inc. Class A	75,626	1,508
	New Fortress Energy Inc. Class A	31,923	1,487
*	Vertex Energy Inc.	90,931	1,272
*,1	Aemetis Inc.	742	6
			1,067,198
Oil & Gas Storage & Transportation (9.2%)
	Williams Cos. Inc.	6,803,891	252,152
	Kinder Morgan Inc.	11,409,158	224,646
	Cheniere Energy Inc.	1,280,078	175,076
	ONEOK Inc.	2,499,045	164,562
	Targa Resources Corp.	1,222,935	88,076
	DTE Midstream LLC	550,111	31,962
	Antero Midstream Corp.	1,781,819	19,351
	Equitrans Midstream Corp.	2,361,962	18,589
	EnLink Midstream LLC	1,555,926	17,738
	Plains GP Holdings LP Class A	1,072,278	12,824
	Hess Midstream LP Class A	258,214	8,415
	International Seaways Inc.	242,273	5,846
*	NextDecade Corp.	182,006	1,303
			1,020,540
Total Common Stocks (Cost $8,308,108)			11,045,203
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.854% (Cost $6,935)	69,355	6,935
Total Investments (99.6%) (Cost $8,315,043)			11,052,138
Other Assets and Liabilities—Net (0.4%)			43,766
Net Assets (100.0%)			11,095,904
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,975,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,914,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Cheniere Energy Inc.	8/31/22	BANA	9,574	(0.320)	20	—
Hess Corp.	1/31/23	GSI	35,091	(0.820)	1,819	—
					1,839	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At May 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,939,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,045,203	—	—	11,045,203
Temporary Cash Investments	6,935	—	—	6,935
Total	11,052,138	—	—	11,052,138
Derivative Financial Instruments
Assets
Swap Contracts	—	1,839	—	1,839